Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
	2024 US$’000	2023 US$’000
Fuel oil	84,984	99,714
Lubricating oils	9,171	7,990
	94,155	107,704